Schedule of unbilled revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Unbilled revenue, beginning of period		$ 8
Increase in unbilled revenue recognized	7,308
Amounts invoiced included in the beginning balance		(8)
Amounts invoiced in the current period	(4,668)
Unbilled revenue, end of period	$ 2,640